LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2020
Loans Payable [Abstract]
Schedule of loans payable

Description	Interest Rate	Maturity	December 31, 2020	December 31, 2019
Stanislav Minaychenko	4.0%	September 16, 2020	$14,530	$23,930
Maxim Pukhoskiy	4.0%	June 16, 2020	8,041	17,683
Dieter Busenhart	10.0%	January 17, 2021	1,062	-
Alexander Motorin	4.0%	December 23, 2020	-	20,018
Total loans payable			$23,633	$61,631